Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PPM Funds
Prospectus Date	rr_ProspectusDate	Apr. 26, 2018
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED APRIL 30, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Floating Rate Income Fund	PKFIX
PPM Large Cap Value Fund	PZLIX
PPM Mid Cap Value Fund	PZMIX
PPM Small Cap Value Fund	PZSIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus. This supplement supersedes the supplement dated March 26, 2018 to the prospectus dated March 26, 2018 with regard to the above-listed funds.

Effective May 1, 2018, shares of the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are available for purchase by new investors.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” of the Prospectus as it relates to the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are replaced in their entirety as set forth on the following pages.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 9 of the Prospectus as it relates to the PPM Floating Rate Income Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.28%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$273

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 27 of the Prospectus as it relates to the PPM Large Cap Value Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.37%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and Expense Reimbursement[3]	0.32%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.75% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$77	$309
Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 30 of the Prospectus as it relates to the PPM Mid Cap Value Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.37%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses	0.90%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.90% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$92	$345
Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 33 of the Prospectus as it relates to the PPM Small Cap Value Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.37%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 1.00% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$102	$376

PPM Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED APRIL 30, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Floating Rate Income Fund	PKFIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus. This supplement supersedes the supplement dated March 26, 2018 to the prospectus dated March 26, 2018 with regard to the above-listed funds.

Effective May 1, 2018, shares of the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are available for purchase by new investors.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” of the Prospectus as it relates to the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are replaced in their entirety as set forth on the following pages.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 9 of the Prospectus as it relates to the PPM Floating Rate Income Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.28%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$273

Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
PPM Floating Rate Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%	[4]
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	$ 273
PPM Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED APRIL 30, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Large Cap Value Fund	PZLIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus. This supplement supersedes the supplement dated March 26, 2018 to the prospectus dated March 26, 2018 with regard to the above-listed funds.

Effective May 1, 2018, shares of the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are available for purchase by new investors.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” of the Prospectus as it relates to the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are replaced in their entirety as set forth on the following pages.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 27 of the Prospectus as it relates to the PPM Large Cap Value Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.37%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and Expense Reimbursement[3]	0.32%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.75% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$77	$309

Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
PPM Large Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	$ 309
PPM Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED APRIL 30, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Mid Cap Value Fund	PZMIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus. This supplement supersedes the supplement dated March 26, 2018 to the prospectus dated March 26, 2018 with regard to the above-listed funds.

Effective May 1, 2018, shares of the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are available for purchase by new investors.

Effective May 1, 2018, the sections entitled "Expenses" and "Expense Example" of the Prospectus as it relates to the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are replaced in their entirety as set forth on the following pages.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 30 of the Prospectus as it relates to the PPM Mid Cap Value Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.37%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses	0.90%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.90% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$92	$345

Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
PPM Mid Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[6]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	$ 345
PPM Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ppmf_SupplementTextBlock
SUPPLEMENT DATED APRIL 30, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Small Cap Value Fund	PZSIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus. This supplement supersedes the supplement dated March 26, 2018 to the prospectus dated March 26, 2018 with regard to the above-listed funds.

Effective May 1, 2018, shares of the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are available for purchase by new investors.

Effective May 1, 2018, the sections entitled "Expenses" and "Expense Example" of the Prospectus as it relates to the PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund, and PPM Small Cap Value Fund are replaced in their entirety as set forth on the following pages.

Effective May 1, 2018, the sections entitled “Expenses” and “Expense Example” on page 33 of the Prospectus as it relates to the PPM Small Cap Value Fund are replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.37%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%
[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
[2] “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3] PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 1.00% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$102	$376

Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
PPM Small Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[4]
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	$ 376

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]	PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
[4]	After Fee Waiver
[5]	PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.75% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
[6]	PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.90% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
[7]	PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 1.00% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.